Other liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other liabilities [Abstract]
Accrued expenses and deferred income	[1]	R$ 3,036,374	R$ 2,925,598	R$ 2,480,666
Transactions in transit	[2]	980,501	916,844	900,089
Provision for share-based payment		270,626	212,384	186,526
Liabilities for insurance contracts		1,587,603	1,584,303	1,365,793
Other	[3]	2,138,817	2,559,970	1,917,122
Total		R$ 8,013,921	R$ 8,199,099	R$ 6,850,196

[1]	Corresponds, mainly, to payments to be made - personnel expenses.
[2]	Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.
[3]	Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.